Schedule of Investments (unaudited) January 31, 2024	BlackRock LifePath® ESG Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 55.3%
iShares Developed Real Estate Index Fund, Class K	16,710	$152,224
iShares ESG Aware MSCI EAFE ETF	8,289	623,747
iShares ESG Aware MSCI EM ETF(b)	9,039	275,147
iShares ESG Aware MSCI USA ETF(b)	17,104	1,818,155
iShares ESG Aware MSCI USA Small-Cap ETF	5,827	214,375
iShares MSCI Canada ETF	2,047	74,408
iShares MSCI EAFE Small-Cap ETF	1,660	100,115
iShares MSCI Emerging Markets Small-Cap ETF	787	44,654

		3,302,825

Fixed-Income Funds — 44.5%
iShares ESG Aware U.S. Aggregate Bond ETF(b)	47,074	2,241,666
iShares TIPS Bond ETF(b)	3,881	418,566

		2,660,232

Money Market Funds — 14.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)	774,987	775,452
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)	112,035	112,035

		887,487

Total Investments — 114.7% (Cost: $6,411,372)		6,850,544

Liabilities in Excess of Other Assets — (14.7)%		(878,995)

Net Assets — 100.0%		$5,971,549

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$43,884	$731,332	(a)	$—	$175	$61	$775,452	774,987	$1,184	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,045	101,990	(a)	—	—	—	112,035	112,035	234		—
iShares Developed Real Estate Index Fund, Class K	135,775	9,603		(14,012)	200	20,658	152,224	16,710	1,485		—
iShares ESG Aware MSCI EAFE ETF	560,003	28,674		(35,989)	1,744	69,315	623,747	8,289	7,876		—
iShares ESG Aware MSCI EM ETF	241,568	34,776		(10,025)	(1,401)	10,229	275,147	9,039	5,246		—
iShares ESG Aware MSCI USA ETF	1,633,749	57,047		(135,143)	9,233	253,269	1,818,155	17,104	6,053		—
iShares ESG Aware MSCI USA Small-Cap ETF	199,204	10,239		(30,547)	3,104	32,375	214,375	5,827	901		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,938,492	240,407		(78,481)	(14,942)	156,190	2,241,666	47,074	19,525		—
iShares MSCI Canada ETF	64,591	2,927		(2,673)	108	9,455	74,408	2,047	1,013		—
iShares MSCI EAFE Small-Cap ETF	90,508	3,855		(5,483)	208	11,027	100,115	1,660	1,428		—
iShares MSCI Emerging Markets Small-Cap ETF	39,847	2,794		(1,664)	46	3,631	44,654	787	961		—
iShares TIPS Bond ETF	369,977	44,862		(14,926)	(2,605)	21,258	418,566	3,881	2,570		—

					$(4,130)	$587,468	$6,850,544		$48,476		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock LifePath® ESG Index 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$3,302,825	$—	$—	$3,302,825
Fixed-Income Funds	2,660,232	—	—	2,660,232
Money Market Funds	887,487	—	—	887,487

	$6,850,544	$—	$—	$6,850,544

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2